SHARE-BASED COMPENSATION - Schedule of assumptions used in the black-scholes model to determine the fair value of options at grant date (Details) - Employee options	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected time to maturity	1	1
Volatility	38.00%	36.00%
Risk-free interest rate	2.20%	(0.48%)
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected time to maturity	4	4
Volatility	46.00%	50.00%
Risk-free interest rate	2.68%	2.49%